Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2022
Disclosure Of Summary of Significant Accounting Policies [Abstract]
Business combinations and goodwill
a)
Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred measured at acquisition date fair value and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in other expenses.

The Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organised workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognised at their acquisition date fair values. For this purpose, the liabilities assumed include contingent liabilities representing present obligation and they are measured at their acquisition fair values irrespective of the fact that outflow of resources embodying economic benefits is not probable. However, the following assets and liabilities acquired in a business combination are measured at the basis indicated below:

- Deferred tax assets or liabilities and the assets or liabilities related to employee benefit arrangements are recognised and measured in accordance with IAS 12 - Income Taxes and IAS 19 - Employee Benefits respectively.

- Liabilities or equity instruments related to share based payment arrangements of the acquiree or share – based payments arrangements of the Group entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2 Share-based Payment at the acquisition date.

- Assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations are measured in accordance with that standard.

- Reacquired rights are measured at a value determined on the basis of the remaining contractual term of the related contract. Such valuation does not consider potential renewal of the reacquired right.

- Potential tax effects of temporary differences and carry forwards of an acquiree that exist at the acquisition date or arise as a result of the acquisition are accounted in accordance with IAS 12.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

If the business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition date fair value and any resulting gain or loss is recognised in the statement of profit or loss or OCI, as appropriate.

Any contingent consideration to be transferred by the acquirer is recognised at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with changes in fair value recognised in the statement of profit or loss in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognised in profit or loss. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognised for non-controlling interests, and any previous interest held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognised at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognised in statement of profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

A cash generating unit to which goodwill has been allocated is tested for impairment annually on March 31, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the cash generating unit is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro rata based on the carrying amount of each asset in the unit. Any impairment loss for goodwill is recognised in the statement of profit or loss. An impairment loss recognised for goodwill is not reversed in subsequent periods.

Where goodwill has been allocated to a cash-generating unit and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

When the Group acquires controlling interest in an entity or a group of assets or net assets that is not a business, the Group allocates the cost of the group between the individual identifiable assets acquired (including intangible assets) and liabilities assumed based on their relative fair values at the date of purchase and these acquisitions do not give rise to the goodwill. The cost of the group of assets is the sum of all consideration given, any NCI recognised, and transaction costs incurred if any.

Investment in associates and jointly controlled entities (joint ventures)
b)
Investment in associates and jointly controlled entities (joint ventures)

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Group’s investment in its associate and joint venture are accounted for using the equity method.

Under the equity method, the investment in an associate or a joint venture is initially recognised at cost. The carrying amount of the investment is adjusted to recognise changes in the Group’s share of net assets of the associate or joint venture since the acquisition date. Goodwill relating to the associate or joint venture is included in the carrying amount of the investment and is not tested for impairment separately.

The statement of profit or loss reflects the Group’s share of the results of operations of the associate or joint venture. Any change in OCI of those investees is presented as part of the Group’s OCI. In addition, when there has been a change recognised directly in the equity of the associate or joint venture, the Group recognises its share of any changes, when applicable, in the statement of changes in equity. Unrealised gains and losses resulting from transactions between the Group and the associate or joint venture are eliminated to the extent of the interest in the associate or joint venture.

The aggregate of the Group’s share of profit or loss of an associate and a joint venture is shown on the face of the statement of profit or loss outside operating profit and represents profit or loss after tax and non-controlling interests in the subsidiaries of the associate or joint venture.

The financial statements of the associate or joint venture are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.

After application of the equity method, the Group determines whether it is necessary to recognise an impairment loss on its investment in its associate or joint venture. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate or joint venture is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate or joint venture and its carrying value, and then recognises the loss within ‘Share of profit of an associate and a joint venture’ in profit or loss.

Upon loss of significant influence over the associate or joint control over the joint venture, the Group measures and recognises any retained investment at its fair value. Any difference between the carrying amount of the associate or joint venture upon loss of significant influence or joint control and the fair value of the retained investment and proceeds from disposal is recognised in profit or loss.

Interests in joint operations

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

When a Group entity undertakes its activities under joint operations, the Group as a joint operator recognises in relation to its interest in a joint operation:

•
its assets, including its share of any assets held jointly;
•
its liabilities, including its share of any liabilities incurred jointly;
•
its revenue from the sale of its share of the output arising from the joint operation;
•
its share of the revenue from the sale of the output by the joint operation; and
•
its expenses, including its share of any expenses incurred jointly.

The Group accounts for the assets, liabilities, revenue and expenses relating to its interest in a joint operation in accordance with the IFRS Standards applicable to the particular assets, liabilities, revenue and expenses.

When a Group entity transacts with a joint operation in which a Group entity is a joint operator (such as a sale or contribution of assets), the Group is considered to be conducting the transaction with the other parties to the joint operation, and gains and losses resulting from the transactions are recognised in the Group’s consolidated financial statements only to the extent of other parties’ interests in the joint operation.

When a Group entity transacts with a joint operation in which a Group entity is a joint operator (such as a purchase of assets), the Group does not recognise its share of the gains and losses until it resells those assets to a third party.

Current versus non-current classification
c)
Current versus non-current classification

The Group presents assets and liabilities in the statement of financial position based on current / non-current classification.

An asset is treated as current when it is:

•
Expected to be realised or intended to sold or consumed in normal operating cycle
•
Held primarily for the purpose of trading
•
Expected to be realised within twelve months after the reporting period, or
•
Cash or cash equivalents unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period

All other assets are classified as non-current.

A liability is treated as current when it is:

•
Expected to be settled in normal operating cycle
•
Held primarily for the purpose of trading
•
Due to be settled within twelve months after the reporting period, or
•
There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period

All other liabilities are classified as non-current.

Deferred tax assets / liabilities are classified as non-current assets / liabilities.

The terms of the liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification. The operating cycle is the time between the acquisition of assets for processing and their realisation / settlement in cash and cash equivalents. The Group has identified twelve months as their operating cycle for classification of their current assets and liabilities.

Fair value measurement
d)
Fair value measurement

The Group measures financial instruments, such as, derivatives at fair value at each reporting date.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•
In the principal market for the asset or liability, or
•
In the absence of a principal market, in the most advantageous market for the asset or liability

The principal or the most advantageous market must be accessible by the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. The fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorised within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•
Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities
•
Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable
•
Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognised in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The management of the Group determines the policies and procedures for both recurring fair value measurement, such as unquoted financial assets, and for non-recurring measurement, such as assets held for sale.

At each reporting date, the management of the Group analyses the movements in the values of assets and liabilities which are required to be remeasured or re-assessed as per the accounting policies of the Group. The management also compares the change in the fair value of each asset and liability with relevant external sources to determine whether the change is reasonable.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy, as explained above.

This note summarises the accounting policy for determination of fair value. Other fair value related disclosures are given in the relevant notes as following:

•
Disclosures for significant estimates and assumptions (refer Note 58)
•
Quantitative disclosures of fair value measurement hierarchy (refer Note 48)
•
Financial instruments (including those carried at amortised cost) (refer Note 47 and 48)

Revenue recognition
e)
Revenue recognition
(i)
Revenue

Revenue is recognised when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The Group has generally concluded that it is the principal in its revenue arrangements, because it typically controls the goods or services before transferring them to the customer.

a)
Sale of power

Income from supply of power is recognised over time on the supply of units generated from plant to the grid as per terms of the Power Purchase Agreement (PPA) entered into with the customers.

The Group considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. In determining the transaction price for the sale of power, the Group considers the effects of variable consideration and existence of a significant financing component. There is only one performance obligation in the arrangement and therefore, allocation of transaction price is not required.

b)
Income from services (management consultancy)

The Group recognises revenue from projects management / technical consultancy over time because the customer simultaneously receives and consumes the benefits provided to them, as per the terms of the agreement entered with the customer.

c)
Sale of equipment

Revenue from sale of equipment is recognised at the point in time when control of the asset is transferred to the customer, generally on delivery of the equipment. The Group considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. In determining the transaction price for the sale of equipment, the Group considers the effects of variable consideration, the existence of significant financing components, non-cash consideration, and consideration payable to the customer. There is only one performance obligation in the arrangement and therefore, allocation of transaction price is not required.

d)
Income from operation and maintenance services

Revenue from operation and maintenance services are recognised over time as per the terms of agreement.

e)
Revenue from Engineering Procurement and Construction (EPC) Contracts

Revenue from provision of service is recognised over a period of time on the percentage of completion method. Percentage of completion is determined as a proportion of cost incurred to date to the total estimated contract cost. Profit on contracts is recognised on percentage of completion method and losses are accounted as soon as these are anticipated. In case the total cost of a contract based on technical and other estimates is expected to exceed the corresponding contract value such expected loss is provided for. The revenue on account of extra claims on construction contracts are accounted for at the time of acceptance in principle by the customers due to uncertainties attached.

Contract revenue earned in excess of billing has been reflected under other current assets and billing in excess of contract revenue has been reflected under current liabilities in the statement of financial position.

Variable consideration

If the consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods or service to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognised will not occur when the associated uncertainty with the variable consideration is subsequently resolved. To estimate the variable consideration, the Group applies the method that it expects best predicts the amount of consideration to which the entity will be entitled based on the terms of the contract.

- Rebates

In some PPAs, the Group provide rebates in invoice if payment is made before the due date. These are adjusted against revenue and are offset against amounts payable by the customers.

- Significant financing component

Significant financing component for customer contracts is considered for the length of time between the customers’ payment and the transfer of the performance obligation, as well as the prevailing interest rate in the market. The transaction price for these contracts is discounted, using the interest rate implicit in the contract. This rate is commensurate with the rate that would be reflected in a separate financing transaction between the Group and the customer at contract inception.

(ii)
Contract balances
a)
Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognised for the earned consideration that is conditional. Contract assets are subject to impairment assessment. Refer to accounting policies in section (o) Impairment of non-financial assets.

b)
Contract liabilities

A contract liability is the obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before the Group transfers goods or services to the customer, a contract liability is recognised when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognised as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).

c)
Trade receivables

A receivable represents the Group’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due). Refer to accounting policies of financial assets in section s) Financial instruments – initial recognition and subsequent measurement.

(iii)
Others

Income from compensation for loss of revenue

Income from compensation for loss of revenue is recognised after certainty of receipt of the same is established.

Foreign currencies
f)
Foreign currencies

The consolidated financial statements have been presented in INR, which is the Group's presentation currency as business activities of the Group are carried through RPPL and its subsidiaries, whose functional currency is INR.

The functional currency for each entity in the Group is determined as the currency of the primary economic environment in which it operates and items included in the financial statements of each entity are measured using that functional currency.

Foreign currency translation

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognised in profit or loss with the exception of monetary items that are designated as part of the hedge of the Group’s net investment in a foreign operation. These are recognised in OCI until the net investment is disposed of, at which time, the cumulative amount is reclassified to profit or loss. Tax charges and credits attributable to exchange differences on those monetary items are also recognised in OCI.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

The gain or loss arising on translation of non-monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognised in OCI or profit or loss are also recognised in OCI or profit or loss, respectively).

Group companies

On consolidation, the assets and liabilities of foreign operations are translated into INR at the rate of exchange prevailing at the reporting date and their statements of profit and loss are translated at exchange rates prevailing at the dates of the transactions. For practical reasons, the group uses an average rate to translate income and expense items, if the average rate approximates the exchange rates at the dates of the transactions. The exchange differences arising on translation for consolidation are recognised in OCI. On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is recognised in profit and loss.

Taxes
g)
Taxes

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in India. Current income tax relating to items recognised outside profit or loss is recognised outside profit or loss (either in OCI or equity). Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group reflects the effect of uncertainty for each uncertain tax treatment by using either most likely method or expected value method, depending on which method predicts better resolution of the treatment. Current income tax assets and liabilities are offset if a legally enforceable right exists to set off these and intends either to settle on a net basis, or to realise the asset and settle the liability simultaneously.

Deferred tax

Deferred tax is provided using the asset-liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognised for all taxable temporary differences, except:

- When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

- In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognised for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised except:

- When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

- in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred tax assets are recognised only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilised.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised. Unrecognised deferred tax assets are re-assessed at each reporting date and are recognised to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

In situations where Group is entitled to a tax holiday under the Income-tax Act, 1961, enacted in India, no deferred tax (asset or liability) is recognised in respect of temporary differences which reverse during the tax holiday period. Deferred taxes in respect of temporary differences which reverse after the tax holiday period are recognised in the period in which the temporary differences originate. However, the Group restrict the recognition of deferred tax assets to the extent that it has become reasonably certain that sufficient future taxable income will be available against which such deferred tax assets can be realised.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax relating to items recognised outside profit or loss is recognised outside profit or loss (either in OCI or equity). Deferred tax items are recognised in correlation to the underlying transaction either in OCI or directly in equity.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Minimum Alternate Tax

Minimum alternate tax (MAT) paid in a year is charged to the statement of profit or loss as current tax for the year. The deferred tax asset is recognised for MAT credit available only to the extent that it is probable that the concerned company will pay normal income tax during the specified period, i.e., the period for which MAT credit is allowed to be carried forward. In the year in which the company recognises MAT credit as an asset, it is created by way of credit to the statement of profit or loss and shown as part of deferred tax asset. The company reviews the “MAT credit entitlement” asset at each reporting date and writes down the asset to the extent that it is no longer probable that it will pay normal tax during the specified period.

Government grants
h)
Government grants

Government grants are recognised where there is reasonable assurance that the grant will be received and all attached conditions will be compiled with. When the grant related to an expense item, it is recognised as income on a systematic basis over the periods that related costs, for which it is intended to compensate, are expensed. When grant is related to an asset, it is recognised as income in equal amounts over the expected useful life of related asset.

When the Group receive grants of non-monetary assets, the asset and the grant are recorded at fair value amounts and released to profit or loss over the expected useful life in a pattern of consumption of the benefit of the underlying asset i.e. by equal annual instalments.

The Group presents grants related to an expense item as other income in the statement of profit or loss. Thus, generation based incentive and Sale of emission reduction certificates have been recognised as other income.

Generation based incentive

Generation based incentive is recognised on the basis of supply of units generated by the Group to the state electricity board from the eligible project in accordance with the scheme of the "Generation Based Incentive (GBI) for Grid Interactive Wind Power Projects".

Subsidy (Viability Gap Funding)

The Group receives Viability Gap Funding (VGF) for setting up of certain solar power projects. The Group records the VGF proceeds on fulfilment of the underlying conditions as deferred government grant. Such deferred grant is recognised over the period of useful life of underlying asset.

Sale of emission reduction certificates

Government grants in the form of carbon emission rights (CERs), which are received on projects registered under the United Nations Framework on Climate Change, are recorded as non-financial assets and initially measured at fair value when there is reasonable assurance that such CERs will be received, with credit being recognised as Income from carbon credits under other operating income in the statement of profit or loss. Such CERs are subsequently tested for impairment. The Group derecognises the CERs when the certificate is sold, which occurs when units are transferred to the customer. The difference between the carrying value and sale price is recognised as income from carbon credits.

Property, plant and equipment
i)
Property, plant and equipment

Capital work in progress is stated at cost, net of accumulated impairment loss, if any. Property, plant and equipment (PPE) except freehold land is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. Such cost includes the cost of replacing part of the plant and equipment and borrowing costs for long-term construction projects if the recognition criteria are met. When significant parts of plant and equipment are required to be replaced at intervals, the Group depreciates them separately based on their specific useful lives. Likewise, when a major inspection is performed, its cost is recognised in the carrying amount of the plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognised in the statement of profit or loss as incurred. Land is stated at cost net of accumulated impairment losses and is not depreciated.

The present value of the expected cost for the decommissioning of an asset after its use is included in the cost of the respective asset if the recognition criteria for a provision are met. Refer to significant accounting judgements, estimates and assumptions (refer Note 58) and provisions (refer Note 25) for further information about the recognised decommissioning provision.

Subsequent costs

The cost of replacing a part of an item of property, plant and equipment is recognised in the carrying amount of the item of property, plant and equipment, if it is probable that the future economic benefits embodied within the part will flow to the Group and its cost can be measured reliably with the carrying amount of the replaced part getting derecognised. The cost for day-to-day servicing of property, plant and equipment are recognised in statement of profit or loss as and when incurred.

Derecognition

An item of property, plant and equipment and any significant part initially recognised is derecognised upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss when the asset is derecognised. Gains or losses arising from de-recognition of fixed assets are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognised in the statement of profit or loss when the asset is derecognised.

Intangible assets
j)
Intangible assets

Intangible assets acquired separately are measured in initial recognition at cost. The cost of intangible assets and intangible assets under development acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortisation and accumulated impairment losses and intangible assets under development are carried at cost less any accumulated impairment losses. The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortised over the useful life and assessed for impairment whenever there is an indication that the intangible asset may be impaired.

An intangible asset is derecognised upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss.

Customer related intangibles are capitalised if they meet the definitions of an intangible asset and the recognition criteria are satisfied. Customer-related intangibles acquired as part of a business combination are valued at fair value and those acquired separately are measured at cost. Such intangibles are amortised over the remaining useful life of the customer relationships or the period of the contractual arrangements.

Intangible assets with indefinite useful lives are not amortised, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

Development costs

Development expenditures on an individual project are recognised as an intangible asset when the Group can demonstrate:

•
The technical feasibility of completing the intangible asset so that the asset will be available for use or sale
•
Its intention to complete and its ability and intention to use or sell the asset
•
How the asset will generate future economic benefits
•
The availability of resources to complete the asset
•
The ability to measure reliably the expenditure during development

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortisation and accumulated impairment losses. Amortisation of the asset begins when development is complete and the asset is available for use. It is amortised over the period of expected future benefit.

Depreciation / amortisation of property, plant and equipment and intangible assets
k)
Depreciation / amortisation of property, plant and equipment and intangible assets

Depreciation and amortisation are calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Category	Life (in years)
Plant and equipment (solar rooftop projects)*	25 or terms of PPA, whichever is less (15-25)
Plant and equipment (wind and solar power projects)*	30-35
Plant and equipment (others)	5-18
Office equipment	5
Furniture and fixture	10
Computers	3
Computer servers	6
Computer software	3-6
Customer contracts	25
Development rights	25
Leasehold improvements	Useful life or lease term (5 years), whichever is lower
Building (Temporary structure)	3

* Based on an external technical assessment, the management believes that the useful lives as given above and residual value of 0%-5%, best represents the period over which management expects to use its assets and its residual value.

The residual values, useful lives and methods of depreciation and amortisation of property, plant and equipment and intangible assets are reviewed at each financial period end and adjusted prospectively, if appropriate.

Inventories
l)
Inventories

Inventories are valued at the lower of cost and net realisable value. Cost includes cost of purchase and other costs incurred in bringing the inventories to their present location and condition. Cost is determined on first in, first out basis.

Net realisable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale. Unserviceable / damaged inventories are identified and written down based on technical evaluation.

Borrowing costs
m)
Borrowing costs

Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalised during the period. Borrowing costs consist of interest, discount on issue, premium payable on redemption and other costs that an entity incurs in connection with the borrowing of funds (this cost also includes exchange differences to the extent regarded as an adjustment to the borrowing costs). The borrowing costs are amortised basis the Effective Interest Rate (EIR) method over the term of the loan. The EIR amortisation is recognised under finance costs in the statement of profit or loss. The amount amortised for the period from disbursement of borrowed funds upto the date of capitalisation of the qualifying assets is added to cost of the qualifying assets.

To the extent, group borrows funds for general purpose and uses them for the purpose of obtaining a qualifying asset, the group determines the amount of borrowing costs eligible for capitalisation by applying a capitalisation rate to the expenditures on that asset. The capitalisation rate used is weighted average of the borrowing costs applicable to the borrowings of the group that are outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. In case any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalisation rate on general borrowings. The Group treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete.

Leases
n)
Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

As a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognises lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

i)
Right-of-use assets

The Group recognises right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and accumulated impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

•
Leasehold land: 13 to 30 years
•
Building: 3 to 5 years

If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

The right-of-use assets are also subject to impairment. Refer to the accounting policies in section (o) Impairment of non-financial assets.

ii)
Lease liabilities

At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognised as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (example: changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

iii)
Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognised as expense on a straight-line basis over the lease term.

As a lessor

Leases in which the Group does not transfer substantially all the risks and rewards of ownership of an asset are classified as operating leases. Rental income from operating lease is recognised on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognised over the lease term on the same basis as rental income. Contingent rents are recognised as revenue in the period in which they are earned.

Impairment of non-financial assets
o)
Impairment of non-financial assets

The Group assess, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for a cash-generating unit (CGU) asset is required in case of CGU which includes Goodwill, the Group estimate the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU fair value less costs of disposal and its value in use. Recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or group of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre -tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators. The higher of value-in-use or fair value less costs of disposal is regarded as the recoverable amount.

The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a remaining life of the power purchase agreements of the project considering the long term fixed rate firm agreements available.

Impairment losses of continuing operations, including impairment on inventories, are recognised in the statement of profit or loss.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognised impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset's or CGU's recoverable amount. A previously recognised impairment loss is reversed only if there has been a change in the assumptions used to determine the asset's recoverable amount since the last impairment loss was recognised. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in prior years. Such reversal is recognised in the statement of profit or loss unless the asset is carried at a revalued amount, in which case, reversal is treated as an increase in revaluation.

Goodwill is tested for impairment annually on March 31, or more frequently when there is an indication that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable value of each of the CGUs (or group of CGUs) to which the goodwill relates. When the recoverable value of CGU is less than its carrying value, an impairment loss is recognised. Impairment loss on Goodwill is never reversed in future.

Share based payments
p)
Share based payments

Company provides additional benefits to certain members of senior management and employees of the Group in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions).

Equity-settled transactions

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model.

The cost is recognised, together with a corresponding increase in share-based payment reserve in equity, over the period in which the performance and / or service conditions are fulfilled in employee benefit expenses. The cumulative expense recognised for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group's best estimate of the numbers of equity instruments that will ultimately vest. The statement of profit or loss expense or credit for a period represents the movement in cumulative expense recognised as at the beginning and end of that period and is recognised in employee benefit expense.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group's best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other condition attached to an award, but without associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and / or performance conditions.

No expense is recognised for awards that do not ultimately vest because of non-market performance and / or service conditions have not been met. Where awards include a market or non-market condition, the transaction are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service condition are satisfied.

When the terms of an equity-settled award are modified, the minimum expense recognised is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. An additional expense, measured as at the date of modification, is recognised for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through the statement of profit or loss.

The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share.

On repurchase of vested equity instruments by the Group, the payment made to the employee shall be accounted for as a deduction from equity, except to the extent that the payment exceeds the fair value of the equity instruments repurchased, measured at the repurchase date. Any such excess shall be recognised as an expense in the statement of profit or loss.

Cash-settled transactions

A liability is recognised for the fair value of cash-settled transactions. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognised in employee benefits expense (refer Note 34). The fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The fair value is determined using a Black-Scholes model, further details of which are given in Note 42. The approach used to account for vesting conditions when measuring equity-settled transactions also applies to cash-settled transactions.

Retirement and other employee benefits
q)
Retirement and other employee benefits

Retirement benefit in the form of provident fund is a defined contribution scheme. The Group has no obligation, other than the contribution payable to the provident fund. The Group recognise contribution payable to provident fund scheme as an expense, when an employee renders the related service.

Remeasurements comprising of actuarial gain and losses, the effect of the asset ceiling, excluding amount recognised in the net interest on the defined benefit liability and the return on plan assets (excluding amounts included in net interest on the net defined benefit liability), are recognised in the statement of financial position with a corresponding debit or credit to retained earnings through OCI in the period in which they occur. Remeasurements are not reclassified to the statement of profit or loss in subsequent periods.

The Group operates a defined benefit plan in India, viz., gratuity. The cost of providing benefit under this plan is determined on the basis of actuarial valuation at each period-end carried out using the projected unit cost method.

Past service costs are recognised in statement of profit or loss on the earlier of:

- The date of the plan amendment or curtailment; and

- The date that the Group recognises related restructuring costs

Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. The Group recognises the following changes in the net defined benefit obligation as an expense in the statement of profit or loss:

- Service costs comprising current service costs, past-service costs, gains and losses on curtailments and non-routine settlements; and

- Net interest expense or income

Accumulated leave, which is expected to be utilised within the next twelve months, is treated as short term employee benefit. The Group measures the expected cost of such absences as an additional amount that it expects to pay as a result of the unused entitlement that has accumulated at reporting date.

The Group treats the accumulated leave expected to be carried forward beyond twelve months, as long term employee benefit for measurement purposes. Such long term compensated absences are determined on the basis of actuarial valuation at each period-end carried out using the projected unit cost method. Remeasurements comprising of actuarial gain and losses are recognised in the statement of financial position with a corresponding debit or credit to profit or loss in the period in which they occur. The Group presents the leave as current liability in the balance sheet, to the extent is does not have an unconditional right to defer its settlement for 12 months after the reporting date. Where Group has unconditional legal and contractual right to defer the settlement for a period beyond 12 months, the same is presented as non-current liability.

Provisions
r)
Provisions

Provisions are recognised when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognised as a separate asset, but only when the reimbursement is virtually certain. The expense relating to a provision is presented in the statement of profit or loss net of any reimbursement.

If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognised as a finance cost.

Decommissioning liability

The Group considers constructive obligations and records a provision for decommissioning costs of the wind and solar power plants. Decommissioning costs are provided for at the present value of expected costs to settle the obligation using estimated cash flows and are recognised as part of the cost of the relevant asset. The cash flows are discounted at a current pre-tax rate that reflects the risks specific to the decommissioning liability. The unwinding of the discount is expensed as incurred and recognised in the statement of profit or loss as a finance cost. The estimated future costs of decommissioning are reviewed annually and adjusted as appropriate. Changes in the estimated future costs, or in the discount rate applied, are added to or deducted from the cost of the asset.

Financial instruments
s)
Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, fair value through other comprehensive income (FVTOCI), and fair value through profit or loss (FVTPL).

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price as disclosed in section 4.1(e) Revenue from contracts with customers.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognised on the trade date, i.e., the date that the Group commits to purchase or sell the asset.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

Debt instruments at amortised cost

A ‘debt instrument’ is measured at the amortised cost if both the following conditions are met:

a)
The asset is held within a business model whose objective is to hold assets for collecting contractual cash flows; and
b)
Contractual terms of the asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial measurement, such financial assets are subsequently measured at amortised cost using the EIR method. Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included in other income in the statement of profit or loss. The losses arising from impairment are recognised in the statement of profit or loss.

Debt instruments at FVTOCI

A ‘debt instrument’ is classified as at the FVTOCI if both of the following criteria are met:

a)
The objective of the business model is achieved both by collecting contractual cash flows and selling the financial assets; and
b)
The asset’s contractual cash flows represent solely payments of principal and interest.

Debt instruments included within FVTOCI category are measured initially as well as at each reporting date at fair value. Fair value movements are recognised in OCI. However, the Group recognises interest income, impairment losses and reversals and foreign exchange gain or loss in the statement of profit or loss. On derecognition of the asset, cumulative gain or loss previously recognised in OCI is reclassified from the equity to statement of profit or loss. Interest earned whilst holding FVTOCI debt instrument is reported as interest income using the EIR method.

Debt instruments at FVTPL

FVTPL is a residual category for debt instruments. Any debt instrument, which does not meet the criteria for categorisation as at amortised cost or as FVTOCI, is classified as at FVTPL.

In addition, the Group may elect to designate a debt instrument, which otherwise meets amortised cost or FVTOCI criteria, as at FVTPL. However, such election is allowed only if doing so reduces or eliminates a measurement or recognition inconsistency (referred to as ‘accounting mismatch’). The Group has not designated any debt instrument as at FVTPL.

Debt instruments included within FVTPL category are measured at fair value with all changes recognised in the statement of profit or loss.

Equity investments

All other equity investments in scope of IFRS 9 are measured at fair value. Equity instruments which are held for trading and contingent consideration recognised by an acquirer in a business combination to which IFRS 3 applies are classified at FVTPL. For all other equity instruments, the Group may make an irrevocable election to present in other comprehensive income subsequent changes in the fair value. The Group makes such election on an instrument-by-instrument basis. The classification is made on initial recognition and is irrevocable.

If the Group decides to classify an equity instrument as at FVTOCI, then all fair value changes on the instrument, excluding dividends, are recognised in the OCI. There is no recycling of the amounts from OCI to statement of profit or loss, even on sale of investment. However, the Group may transfer the cumulative gain or loss within equity.

Equity instruments included within FVTPL category are measured at fair value with all changes recognised in the statement of profit or loss.

Embedded derivatives

A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at FVTPL. Embedded derivatives are measured at fair value with changes in fair value recognised in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the FVTPL category.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognised when:

- The rights to receive cash flows from the asset have expired, or

- The respective Group has transferred their rights to receive cash flows from the asset or have assumed the obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and

- Either the Group has transferred substantially all the risks and rewards of the asset, or has neither transferred nor retained substantially all the risks and rewards of the asset, but have transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognise the transferred asset to the extent of the continuing involvement of Group. In that case, the Group also recognises an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Impairment of financial assets

In accordance with IFRS 9, the Group applies expected credit loss (ECL) model for measurement and recognition of impairment loss for all debt instruments not held at FVTPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate.

The Group follows 'simplified approach' for recognition of impairment loss allowance on trade receivables or contract revenue receivables. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future.

The application of simplified approach does not require the Group to track changes in credit risk. Rather it recognises impairment loss allowance based on lifetime ECLs at each reporting date, right from initial recognition.

For recognition of impairment loss on other financial assets and risk exposure, the group determines that whether there has been a significant increase in the credit risk since initial recognition. If credit risk has not increased significantly, 12-month ECL is used to provide for impairment loss. However, if credit risk has increased significantly, lifetime ECL is used. If, in a subsequent period, credit quality of the instrument improves such that there is no longer a significant increase in credit risk since initial recognition, then the entity reverts to recognising impairment loss allowance based on 12-month ECL. The Group considers that there has been a significant increase in credit risk when contractual payments are more than 30 days past due.

Lifetime ECL are the expected credit losses resulting from all possible default events over the expected life of a financial instrument. The 12-month ECL is a portion of the lifetime ECL which results from default events that are possible within 12 months after the reporting date.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

For financial guarantee contracts, the date that the Group becomes a party to the irrevocable commitment is considered to be the date of initial recognition for the purposes of assessing the financial instrument for impairment. In assessing whether there has been a significant increase in the credit risk since initial recognition of a financial guarantee contracts, the Group considers the changes in the risk that the specified debtor will default on the contract.

For a financial guarantee contract, as the Group is required to make payments only in the event of a default by the debtor in accordance with the terms of the instrument that is guaranteed, the expected loss allowance is the expected payments to reimburse the holder for a credit loss that it incurs less any amounts that the Group expects to receive from the holder, the debtor or any other party.

The Group regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that the criteria are capable of identifying significant increase in credit risk before the amount becomes past due.

ECL impairment loss allowance (or reversal) during the period is recognised as income / expense in the statement of profit or loss.

Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at FVTPL, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. All financial liabilities are recognised initially at fair value and in the case of loans and borrowings and payables, net of directly attributable transaction costs. The financial liabilities of the Group include trade and other payables, derivative financial instruments, loans and borrowings including bank overdraft.

Subsequent measurement

The measurement of financial liabilities depends on their classification as discussed below:

Loans and borrowings

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in profit or loss when the liabilities are derecognised as well as through the EIR amortisation process.

Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included as finance costs in the statement of profit or loss. This category generally applies to borrowings.

Compulsorily convertible preference shares

Compulsorily Convertible Preference Shares (CCPS) are separated into liability and equity components based on the terms of the contract. On issuance of the CCPS, the fair value of the liability component is determined using a market rate for an equivalent non-convertible instrument. This amount is classified as a financial liability measured at amortised cost (net of transaction costs) until it is extinguished on conversion or redemption. The remainder of the proceeds is allocated to the conversion option that is recognised and included in equity since conversion option meets IAS 32 criteria for fixed to fixed classification. Transaction costs are deducted from equity and liability on pro-rata basis, net of associated income tax. The carrying amount of the conversion option is not remeasured in subsequent years.

Transaction costs are apportioned between the liability and equity components of the CCPS based on the allocation of proceeds to the liability and equity components when the instruments are initially recognised.

Compound instruments - Compulsorily Convertible Debentures

Compulsorily Convertible Debentures (CCDs) are separated into liability and equity components based on the terms of the contract

The Group recognises interest, dividends, losses and gains relating to such financial instrument or a component that is a financial liability as income or expense in the statement of profit or loss.

The present value of the liability part of the compulsorily convertible debentures classified under financial liabilities and the equity component is calculated by subtracting the liability from the total proceeds of CCDs.

Transaction costs that relate to the issue of a compound financial instrument are allocated to the liability and equity components of the instrument in proportion to the allocation of proceeds. Transaction costs that relate jointly to more than one transaction (for example, cost of issue of debentures, listing fees) are allocated to those transactions using a basis of allocation that is rational and consistent with similar transactions.

Financial guarantees

Financial guarantee contracts issued by the group are those contracts that require a payment to be made to reimburse the holder for a loss it incurs because the specified debtor fails to make a payment when due in accordance with the terms of a debt instrument. Financial guarantee contracts are recognised initially as a liability at fair value, adjusted for transaction costs that are directly attributable to the issuance of the guarantee. Subsequently, the liability is measured at the higher of the amount of loss allowance determined as per impairment requirements of IFRS 9 and the amount recognised less, when appropriate, the cumulative amount of income recognised in accordance with the principles of IFRS 15.

Derecognition

A financial liability is derecognised when the obligation under the liability is discharged / cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognised in the statement of profit or loss.

Reclassification of financial assets and liabilities

The Group determines classification of financial assets and liabilities on initial recognition. After initial recognition, no reclassification is made for financial assets which are equity instruments and financial liabilities. For financial assets which are debt instruments, a reclassification is made only if there is a change in the business model for managing those assets. Changes to the business model are expected to be infrequent.

The Group’s senior management determines change in the business model as a result of external or internal changes which are significant to the Group’s operations. Such changes are evident to external parties. A change in the business model occurs when the Group either begins or ceases to perform an activity that is significant to its operations. If the Group reclassifies financial assets, it applies the reclassification prospectively from the reclassification date which is the first day of the immediately next reporting period following the change in business model. The Group does not restate any previously recognised gains, losses (including impairment gains or losses) or interest.

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis, to realise the assets and settle the liabilities simultaneously.

Derivative financial instruments and hedge accounting
t)
Derivative financial instruments and hedge accounting

Initial recognition and subsequent measurement

The Group uses derivative financial instruments, such as foreign currency forward contracts, cross currency swaps (CCS), call spreads, foreign currency option contracts and interest rate swaps (IRS), to hedge its interest rate risks and foreign currency risks. Such derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently re-measured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Any gains or losses arising from changes in the fair value of derivatives are taken directly to profit or loss, except for the effective portion of cash flow hedges, which is recognised in OCI and later reclassified to profit or loss when the hedge item affects profit or loss or treated as basis adjustment if a hedged forecast transaction subsequently results in the recognition of a non-financial asset or non-financial liability.

For the purpose of hedge accounting, hedges are classified as:

- Fair value hedges when hedging the exposure to changes in the fair value of a recognised asset or liability or an unrecognised firm commitment

- Cash flow hedges when hedging the exposure to variability in cash flows that is either attributable to a particular risk associated with a recognised asset or liability or a highly probable forecast transaction or the foreign currency risk in an unrecognised firm commitment

- Hedges of a net investment in a foreign operation

At the inception of a hedge relationship, the Group formally designates and documents the hedge relationship to which the Group wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge.

The documentation includes identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the Group will assess whether the hedging relationship meets the hedge effectiveness requirements (including the analysis of sources of hedge ineffectiveness and how the hedge ratio is determined). A hedging relationship qualifies for hedge accounting if it meets all of the following effectiveness requirements:

•
There is ‘an economic relationship’ between the hedged item and the hedging instrument.
•
The effect of credit risk does not ‘dominate the value changes’ that result from that economic relationship.
•
The hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Group actually hedges and the quantity of the hedging instrument that the Group actually uses to hedge that quantity of hedged item.

Hedges that meet the strict criteria for hedge accounting are accounted for, as described below:

Cash flow hedges

The effective portion of the gain or loss on the hedging instrument is recognised in OCI in the cash flow hedge reserve, while any ineffective portion is recognised immediately in the statement of profit or loss. The cash flow hedge reserve is adjusted to the lower of the cumulative gain or loss on the hedging instrument and the cumulative change in fair value of the hedged item.

The Group uses forward currency contracts as hedges of its exposure to foreign currency risk in forecast transactions and firm commitments, as well as forward commodity contracts for its exposure to volatility in the commodity prices. The ineffective portion relating to foreign currency contracts is recognised as other expense and the ineffective portion relating to commodity contracts is recognised in other operating income or expenses.

The Group designates only the forward element of forward contracts as a hedging instrument. The amounts accumulated in OCI are accounted for, depending on the nature of the underlying hedged transaction. If the hedged transaction subsequently results in the recognition of a non-financial item, the amount accumulated in equity is removed from the separate component of equity and included in the initial cost or other carrying amount of the hedged asset or liability. This is not a reclassification adjustment and will not be recognised in OCI for the period. This also applies where the hedged forecast transaction of a non-financial asset or non-financial liability subsequently becomes a firm commitment for which fair value hedge accounting is applied.

When option contracts are used, the Group uses only intrinsic value of the option as the hedging instrument. Gains or losses relating to the effective portion of the changes in intrinsic value of the option are recognised in the cash flow hedging reserve within equity. The changes in the time value of money that relate to the hedged item are recognised within other comprehensive income in the cost of hedging reserve within equity.

For any other cash flow hedges, the amount accumulated in OCI is reclassified to profit or loss as a reclassification adjustment in the same period or periods during which the hedged cash flows affect profit or loss.

If cash flow hedge accounting is discontinued, the amount that has been accumulated in OCI must remain in accumulated OCI if the hedged future cash flows are still expected to occur. Otherwise, the amount will be immediately reclassified to profit or loss as a reclassification adjustment. After discontinuation, once the hedged cash flow occurs, any amount remaining in accumulated OCI must be accounted for depending on the nature of the underlying transaction as described above.

Cash and bank balances
u)
Cash and bank balances
(i)
Cash and cash-equivalents

Cash and short-term deposits in the statement of financial position comprise cash at banks and cash in hand and short-term deposits with an original maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value. For the purpose of the statement of cash flows, cash and cash equivalents consist of cash and short term deposits, as defined above, net of bank overdrafts as they are considered an integral part of the Group's cash management.

(ii)
Bank balances other than cash and cash equivalents

Bank balances other than cash and cash equivalents consists of deposits with an original maturity of more than three months. These balances are classified into current and non-current portions based on the remaining term of the deposit.

Contingent liabilities
v)
Contingent liabilities

Contingent liabilities are disclosed when there is a possible obligation arising from past events, the existence of which will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group or a present obligation that arises from past events where it is either not probable that an outflow of resources will be required to settle or a reliable estimate of the amount cannot be made.

Earnings per equity share (EPS)
w)
Earnings per equity share (EPS)

Basic earnings per equity share is computed by dividing the net profit attributable to the equity holders of the Parent by the weighted average number of equity shares and instruments mandatorily convertible into equity shares outstanding during the period. Diluted earnings per equity share is computed by dividing the net profit attributable to the equity holders of the Group by the weighted average number of equity shares considered for deriving basic earnings per equity share and also the weighted average number of equity shares that could have been issued upon conversion of all dilutive potential equity shares. The dilutive potential equity shares are adjusted for the proceeds receivable had the equity shares been actually issued at fair value (i.e. the average market value of the outstanding equity shares). Dilutive potential equity shares are deemed converted as of the beginning of the period, unless issued at a later date. Dilutive potential equity shares are determined independently for each period presented.

The number of equity shares and potentially dilutive equity shares are adjusted retrospectively for all periods presented for any share splits and bonus shares issues including for changes effected prior to the approval of the consolidated financial statements by the Board of Directors. The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share.

Non-current assets (and disposal groups) classified as held for sale
x)
Non-current assets (and disposal groups) classified as held for sale

The Group classifies non-current assets and disposal groups as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance costs and income tax expense.

The criteria for held for sale classification is regarded as met only when the sale is highly probable, and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset and the sale expected to be completed within one year from the date of the classification.

Property, plant and equipment, intangible assets and right of use assets are not depreciated or amortised once classified as held for sale.

Assets and liabilities classified as held for sale are presented separately as current items in the statement of financial position.

Immediately prior to classification as held for sale, the assets or groups of assets were remeasured in accordance with the Group’s accounting policies. Subsequently, assets and disposal groups classified as held for sale were valued at the lower of book value or fair value less disposal costs. A gain or loss not previously recognised by the date of sale of non-current assets (or disposal group) is recognised at the date of de-recognition.

New standards, interpretations and amendments
4.2.
New standards, interpretations and amendments
4.2.1.
New and amended standards and interpretations adopted by the Group

The Group applied for the first-time certain standards and amendments, which are effective for annual periods beginning April 1, 2021 (unless otherwise stated) but do not have a material impact on the financial statements of the Group. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

a)
Interest rate benchmark reform – Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16

The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The amendments include the following practical expedients:

A practical expedient to require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest

Permit changes required by IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued

Provide temporary relief to entities from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component

The amendment applies to annual reporting periods beginning on or after January 1, 2021. These amendments had no material impact on the consolidated financial statements. The Group intends to use the practical expedients in future periods if they become applicable.

b)
(i) COVID-19 related rent concessions: Amendment to IFRS 16

On May 28, 2020, the International Accounting Standards Board (‘IASB’) issued COVID-19 related rent concessions - amendment to IFRS 16 Leases. The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the COVID-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a COVID-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the COVID-19 related rent concession the same way it would account for the change under IFRS 16, if the change were not a lease modification. The amendment applies to annual reporting periods beginning on or after June 1, 2020. Earlier application is permitted.

ii)
COVID-19 related rent concessions beyond June 30, 2021

The amendment, included in (i) above, was intended to apply until June 30, 2021, but as the impact of the Covid-19 pandemic is continuing, on March 31, 2021, the IASB extended the period of application of the practical expedient to June 30, 2022.The amendment applies to annual reporting periods beginning on or after April 1, 2021. The Group has not received COVID-19-related rent concessions but plans to apply the practical expedient if it becomes applicable within allowed period of application.

These amendments had no material impact on the consolidated financial statements.

4.2.2.
Standards issued but not yet effective

The following new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements which are not expected to have any material impact on the financial statements of the Group are disclosed below:

- Amendments to IFRS 9 - Financial Instruments - Fees in the '10 percent' test for derecognition of financial liabilities (effective from 1 January 2022*)

- Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction (effective from January 1, 2023*)

- Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies (effective from January 1, 2023*)

- Amendments to IAS 16 - Property, Plant and Equipment: Proceeds before Intended Use (effective from 1 January 2022*)

- Amendments to IFRS 3 - Reference to the Conceptual Framework (effective from 1 January 2022*)

- Amendments to IAS 37 - Onerous Contracts - Costs of Fulfilling a Contract (effective from 1 January 2022*)

- Amendments to IAS 1 - Classification of Liabilities as Current or Non-current (effective from January 1, 2023*#)

- Amendments to IAS 8 - Definition of Accounting Estimates (effective from January 1, 2023*)

* Effective for annual periods beginning on or after this date.

# In July 2021, IASB tentatively decided to defer the effective date of this 2020 amendment to no earlier than January 1, 2024.